Schedule of Provisional Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 18, 2024	Dec. 31, 2023
Business Combination [Line Items]
Total identifiable net assets		$ 3,248,501
Goodwill	$ 21,991,721	3,019,246	$ 18,972,475		$ 2,171,526
Total consideration		6,267,747
Liabilities assumed:
Total identifiable net assets		3,248,501
Vidello [Member]
Business Combination [Line Items]
Cash and cash equivalents		67,551
Property and equipment, net		9,375
Intangible Assets		5,373,926
Accounts payable		705
Accrued expenses and other current liabilities		15,377
Unearned revenue, current		447,966
Deferred tax liability		1,324,250
Taxes payable		337,127
Total liabilities		2,125,425
Vidello [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets		551,000
Vidello [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets		736,000
Vidello [Member] | Developed Technology [Member]
Business Combination [Line Items]
Intangible Assets		$ 4,010,000
Open Reel [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 82,219
Property and equipment, net				3,607
Accounts payable				330,602
Accrued expenses and other current liabilities				222,581
Unearned revenue, current				2,726,846
Total liabilities				3,657,540
Total identifiable net assets				1,300,511
Goodwill				19,526,409
Total consideration				20,826,920
Assets acquired:
Accounts receivable, net				865,562
Prepaid expense and other current assets				103,343
Total assets				4,958,051
Liabilities assumed:
Accrued payroll				120,408
Unearned revenue, non-current				107,070
Due to Parent				150,033
Total identifiable net assets				1,300,511
Open Reel [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets				588,710
Open Reel [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets				899,600
Open Reel [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Intangible Assets				$ 2,415,010